SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Inventory Disclosure [Abstract]
Finished goods at cost		$ 16,234	$ 19,093
Less: Allowance for inventories obsolescence		(473)	(473)
Inventories, net	$ 12,257	$ 15,761	$ 18,620